Risk management - Spain companies portfolio (Details) - Spain € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Credit risk
Risk exposure	€ 221,100
Percent at risk	21.00%
SMEs and Corporates
Credit risk
Risk exposure	€ 117,544
Decrease in risk exposure	3.10%
Percent at risk	51.00%
Non-performing rate (as a percent)	7.50%
Increase in nonperforming ratio (as a percent)	0.08%